Convertible Notes - Schedule of Measuring Fair Value of Notes Outstanding (Details) - Level 3 Inputs [Member]	Dec. 31, 2025	Dec. 31, 2024
Principal amount [Member]
Schedule of Measuring Fair Value of Notes Outstanding [Line Items]
Fair Value Measuring Input		1,350
Discount rate [Member]
Schedule of Measuring Fair Value of Notes Outstanding [Line Items]
Fair Value Measuring Input	0	0.30
Term (years) [Member]
Schedule of Measuring Fair Value of Notes Outstanding [Line Items]
Fair Value Measuring Input		0.4
Fair value [Member]
Schedule of Measuring Fair Value of Notes Outstanding [Line Items]
Fair Value Measuring Input		4,372